SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Bridge Notes		$ 3,598,000	$ 2,473,000
Total		3,598,000	2,473,000
Convertible Bridge Notes		3,598,000
Total		3,598,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Bridge Notes
Total
Convertible Bridge Notes
Total
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Bridge Notes
Total
Convertible Bridge Notes
Total
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible Bridge Notes		3,598,000	2,473,000
Total		3,598,000	$ 2,473,000
Convertible Bridge Notes
Total